Segment Information - Supplemental Geographical Information Based on Location (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Assets	¥ 21,921,030	¥ 20,461,465	¥ 20,419,122
Unallocated corporate assets [member]
Disclosure of geographical areas [line items]
Assets	¥ 696,327	¥ 787,022	¥ 682,842